UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02955

NRM Investment Company
(Exact name of registrant as specified in charter)
NRM Investment Company c/o Mr. John H. McCoy, Jr. NRM Investment Company 280 Abrahams Lane Villanova, PA 19085
(Address of principal executive offices) (Zip code)
Same
(Name and address of agent for service)
Registrant’s telephone number, including area code:	610-527-7009

Date of fiscal year end:	August 31st

Date of reporting period:	May 31, 2011

	Form N-Q	ITEM 1
	NRM INVESTMENT COMPANY
	SCHEDULE OF INVESTMENTS
	AS OF	5/31/2011					01/31/11

	FACE	DESCRIPTION	STATE	MATURITY	CALL DATE	RATE	MARKET	AS A
CUSIP	VALUE						VALUE	PERCENTAGE
	IN THOUSANDS

		SHORT TERM
60934N542	96.030	FEDERATED PA MUNI	PA				96,030
		TOTAL SHORT TERM					96,030	0.82%
		MUNICIPAL BONDS
		GENERAL OBLIGATION BONDS
72509GH7	145	PITTSBURGH	PA	03/01/12		5.000%	150,108
725209GY0	105	PITTSBURGH	PA	09/01/12		5.000%	107,885
7178807S1	300	PHILA SD PA GO	PA	08/01/15	8/1/12	5.625%	318,210
725209FD7	100	PITTSBURGH	PA	09/01/16		5.250%	111,249
745145YU0	250	PUERTO RICO	PA	07/01/17		5.500%	270,887
968657DE3	100	WILL CNTY	IL	11/15/24		5.000%	106,744
		TOTAL GENERAL OBLIGATION BONDS					1,065,083	9.04%
		HOUSING BONDS
130329LV5	15	CALIF HSG FIN AG	CA	02/01/14		10.250%	15,224
546276BT2	185	LOUISIANNA LOC	LA	04/15/39	4/15/16	4.250%	190,911
		TOTAL HOUSING BONDS					206,135	1.75%
		OTHER REVENUE BONDS
701382HO7	170	PARKLAND SCHOOL DISTRICT	PA	09/01/07		5.000%	195,775
717823T99	300	PHILA GAS WORKS	PA	08/01/11		5.000%	301,380
017292VN0	100	ALLEGHENY CTY	PA	11/01/11		5.000%	101,639
708836FF3	500	PA INFRASTRUCTURE INVEST AUTH.	PA	09/01/12		5.000%	528,650
717893PF2	250	PHILADELPHIA WATER	PA	07/01/14		5.000%	275,345
709221JS5	155	PA STATE TPK	PA	12/01/14		5.250%	155,549
79165TFX4	50	ST. LOUIS MUNICIPAL FINANCE	MO	02/15/15	2/15/12	5.250%	50,946
709221JT3	140	PA STATE TPK	PA	12/01/15		5.250%	140,489
70917RJE6	350	PA HGH ED	PA	01/01/16	1/1/13	5.500%	378,161
01728RBJ7	150	ALLEGHENY CTY HGH ED BLDG AUTH	PA	03/15/16	6/15/12	5.500%	170,224
70917NQL1	100	PA HGH ED	PA	06/15/16	6/15/12	5.000%	103,764
717823J58	250	PHILA GAS WORKS	PA	08/01/16	8/1/13	5.250%	275,492
64983QC31	200	NEW YORK STATE DORM AUTHORITY	NY	07/01/17	7/1/16	5.000%	216,452
165579EC3	405	CHESTER COUNTY IDA	PA	11/01/18		5.000%	422,512
888808DA7	200	TOBACCO SETTLEMENT FIN CORP	NJ	06/01/19	6/1/17	5.000%	196,386
709208EC2	150	PA PUBLIC SCHOOL BUILDINGS	PA	05/15/22		5.000%	156,981
70917RWW1	150	PA HGH ED	PA	08/15/22	8/15/19	4.750%	153,883
657905EQ4	230	NORTH CAROLINA MEDICAL CENTER	NC	08/01/26	2/1/17	5.250%	231,099
017357VE1	300	ALLEGHENY CTY-SEWER	PA	12/01/23	12/1/15	5.000%	311,229
928077GP5	200	VIRGINIA PORT AUTHORITY	VA	07/01/30	7/1/19	4.500%	200,800
70917RL86	400	PA HGH ED	PA	11/01/30	11/1/20	5.000%	404,472
		TOTAL OTHER REVENUE BONDS					4,971,228	42.20%

	TOTAL MUNICIPAL BONDS						6,242,446	53.00%

	SHARES
	COMMON STOCKS
14052H506	70,000	CAPITAL TRUST INC. CLASS A	312,200
02209S103	4,700	ALTRIA GROUP	131,882
00206R102	2,300	AT&T	72,588
053015103	200	AUTOMATIC DATA PROCESSING	11,022
09247X101	300	BLACKROCK INC	61,668
110122108	2,950	BRISTOL MYERS SQUIBB	84,842
149123101	1,000	CATERPILLAR	105,800
20825C104	1,250	CONOCOPHILLIPS	91,525
209115104	1,950	CONSOLIDATED EDISON	103,467
263534109	1,200	DUPONT EI	63,960
278058102	2,000	EATON CORP	103,340
30161N101	1,850	EXELON CORP	77,422
369604103	3,000	GENERAL ELECTRIC	59,920
372460105	1,400	GENUINE PARTS	76,720
37733W105	2,700	GLAXO PLC	117,342
437076102	2,000	HOME DEPOT	72,560
458140100	4,000	INTEL	90,040
478160104	1,000	JOHNSON & JOHNSON	67,290
494368103	1,650	KIMBERLY CLARK	112,695
50075N104	2,100	KRAFT FOODS	73,437
580135101	900	MCDONALDS	73,386
58933Y105	3,000	MERCK	110,250
55261F104	600	M & T BANK	52,980
629491101	2,900	NYSE EURONEXT	105,589
655844108	600	NORFORK SOUTHERN CORP	43,986
742718109	1,250	PROCTER & GAMBLE	83,750
780259206	1,700	ROYAL DUTCH	121,431
89151E109	2,250	TOTAL S A SPONSORED ADR	129,578
911312106	150	UNITED PARCEL SERVICE	11,023
918204108	950	V F CORP	94,687
92343V104	1,600	VERIZON COMMUNICATION	59,088
94106L109	2,800	WASTE MANAGEMENT	108,864

		TOTAL COMMON STOCKS	2,884,332	24.49%

	MUTUAL FUNDS
921908208	22,896.492	VANGUARD PRECIOUS METALS	622,785
722005550	60,838.849	PIMCO COMMODITIES REAL RETURN	590,137

		TOTAL MUTUAL FUNDS	1,212,922	10.30%	*

	OTHER SECURITIES
464285105	37,340	ISHARES GOLD TRUST	559,727
78463V107	3,875	SPDR GOLD TRUST	579,855
46625H365	5,550	JP MORGAN ALERIAN ML ETN	203,907

		TOTAL OTHER SECURITIES	1,343,489	11.41%

		TOTAL PORTFOLIO	11,779,219	100.00%

		* AT THE TIME OF PURCHASE, MUTUAL
		FUNDS REPRESENTED APPROXIMATELY
		8% OF THE PORTFOLIO VALUE.

NRM INVESTMENT COMPANY
FORM N-Q
QUARTER ENDED
05/31/11

Item II

DISCLOSURE CONTROLS AND PROCEDURES AND INTERNAL CONTROL OVER FINANCIAL REPORTING:

GENERAL

The Fund has no employees and Fund’s various compliance and reporting functions have been managed by entering into arrangements with third party providers. Lines of communication have been established with the Fund’s President and/or Board of Directors and the various third party service providers. The officer signing this report has concluded that the Fund’s disclosure controls and procedures are effective.

Accounting

           The Fund’s accounting functions have been outsourced to Raymond J. Keefe, CPA who is independent with respect to the Fund. He records the transactions authorized by others and prepares monthly internal financial statements and external financial statements semi-annually. Any irregularities noted by Mr. Keefe are directly reported to the President.

In addition, Mr. Keefe is also responsible for tax reporting and tax compliance.

Investing

Prior to November 30, 2005 the Fund’s investment advisory contract was on a non- discretionary basis.  The Investment Advisor in connection with the President and Board of Directors approved all significant investment decisions. From November 30, 2005 to date, the investment advisory contract was and remains on a discretionary basis. Quarterly reporting to the Board is required.

Legal and Compliance

           The Fund’s attorney, Edward Fackenthal, is responsible for keeping the Fund updated as to the various regulatory requirements. In addition, he manages the actual SEC filing requirements. He also serves as the Fund’s compliance officer. Mr. Fackenthal has direct access to the Board of Director and the Fund’s President.

NRM INVESTMENT COMPANY
FORM N-Q
QUARTER ENDED
05/31/11

Item III

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) NRM Investment Company

By:

s/ John H. McCoy
John H. McCoy
President, Chief Executive Officer and Chief Financial Officer
Date: July 14, 2011